Material Non-Controlling Interest (Details) - ZAR (R) R in Millions	1 Months Ended	12 Months Ended
	Apr. 21, 2021	Feb. 28, 2023	Feb. 28, 2022
Material Non-Controlling Interest (Details) [Line Items]
Acquired equity interest	31.90%	31.90%	31.90%
Net assets (in Rand)		R 435.1
Bottom of Range [Member]
Material Non-Controlling Interest (Details) [Line Items]
Ownership percentage	68.10%
Top of Range [Member]
Material Non-Controlling Interest (Details) [Line Items]
Ownership percentage	100.00%